DEBT - Convertible Notes Other Information (Details) - USD ($)		3 Months Ended		6 Months Ended
	Apr. 05, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Jan. 31, 2018
Convertible Notes
Debt
Debt issuance costs						$ 85,233		$ 103,925
Actual conversion price discount per revised agreement (as a percent)	30.00%
Common stock issued upon conversion	2,195,157
Conversion price per share (USD per share)	$ 4.165
Extinguishment of debt loss	$ 300,000
Increase in Additional paid-in capital from conversion	13,000,000
Convertible Note - January 2018
Debt
Debt issuance costs										$ 35,969
Equity financing proceeds that triggered conversion	10,000,000
Conversion price discount per original agreement (as a percent)										30.00%
Convertible Note - June 2018
Debt
Debt issuance costs			$ 3,000		$ 3,000
Equity financing proceeds that triggered conversion	10,000,000
Conversion price discount per original agreement (as a percent)			30.00%		30.00%
Convertible Note - November 2018
Debt
Debt issuance costs									$ 50,646
Equity financing proceeds that triggered conversion	4,000,000
Conversion price discount per original agreement (as a percent)									0.00%
Convertible Note - December 2018
Debt
Debt issuance costs								$ 14,310
Equity financing proceeds that triggered conversion	4,000,000
Conversion price discount per original agreement (as a percent)								0.00%
Convertible Debt - January 2019 and February 2019
Debt
Debt issuance costs						85,233
Amortization of debt issuance costs		$ 1,354	$ 14,084	$ 115,744	$ 26,083
Convertible Note - January 2019
Debt
Debt issuance costs							$ 29,358
Equity financing proceeds that triggered conversion	10,000,000
Conversion price discount per original agreement (as a percent)							15.00%
Convertible Note - February 2019
Debt
Debt issuance costs						$ 55,875
Equity financing proceeds that triggered conversion	$ 10,000,000
Conversion price discount per original agreement (as a percent)						15.00%